Notes Payable - Related Parties (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Notes Payable - Related Parties Details Narrative
Advances from related parties	$ 450,000	$ 260,000
Payment made to related parties	100,000	0
Due to related parties	$ 550,000	$ 200,000